CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (CAPITAL DEFICIENCY) (USD $) In Thousands, except Share data	Total		Convertible Subordinated Notes Series A [Member]	Convertible Subordinated Notes Series B [Member]	Share Capital and Additional Paid in Capital [Member]		Share Capital and Additional Paid in Capital [Member] Convertible Subordinated Notes Series A [Member]	Share Capital and Additional Paid in Capital [Member] Convertible Subordinated Notes Series B [Member]	Warrants [Member]	Warrants [Member] Convertible Subordinated Notes Series A [Member]	Warrants [Member] Convertible Subordinated Notes Series B [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Convertible Subordinated Notes Series A [Member]	Accumulated Deficit [Member] Convertible Subordinated Notes Series B [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Other Comprehensive Income (Loss) [Member] Convertible Subordinated Notes Series A [Member]	Accumulated Other Comprehensive Income (Loss) [Member] Convertible Subordinated Notes Series B [Member]	Treasury Shares [Member]	Treasury Shares [Member] Convertible Subordinated Notes Series A [Member]	Treasury Shares [Member] Convertible Subordinated Notes Series B [Member]
BALANCE at Dec. 31, 2011	$ (4,115)				$ 360,190				$ 3,588			$ (362,454)			$ 205			$ (5,644)
BALANCE, shares at Dec. 31, 2011					22,761,000
Comprehensive income (loss)	(6,672)											(6,467)			(205)
Issuance of ordinary shares upon conversion of convertible subordinated note			506	1,304			506	1,304
Issuance of ordinary shares upon conversion of convertible subordinated note, shares			2,380,000	5,858,000			2,380,000	5,858,000
Exercise of options granted to employees		[1]				[1]
Exercise of options granted to employees, shares					42
Compensation related to employee stock option grants	590				590
BALANCE at Dec. 31, 2012	(8,387)				362,590				3,588			(368,921)						(5,644)
BALANCE, shares at Dec. 31, 2012	31,041,295				31,041,000
BALANCE at Dec. 31, 2010	11,252				358,589				3,428			(345,065)			(56)			(5,644)
BALANCE, shares at Dec. 31, 2010					22,484,000
Comprehensive income (loss)	(17,128)											(17,389)			261
Issuance of share capital and warrants, net of issuance costs	660				500				160
Issuance of share capital and warrants, net of issuance costs, shares					240
Exercise of options granted to employees	15				15
Exercise of options granted to employees, shares					37
Compensation related to employee stock option grants	1,086				1,086
BALANCE at Dec. 31, 2011	(4,115)				360,190				3,588			(362,454)			205			(5,644)
BALANCE, shares at Dec. 31, 2011					22,761,000
BALANCE at Dec. 31, 2012	(8,387)				362,590				3,588			(368,921)						(5,644)
BALANCE, shares at Dec. 31, 2012	31,041,295				31,041,000
Comprehensive income (loss)	(5,954)											(5,954)
Issuance of ordinary shares upon conversion of convertible subordinated note			1				1
Issuance of ordinary shares upon conversion of convertible subordinated note, shares							46,000
Exercise of options granted to employees		[1]				[1]
Exercise of options granted to employees, shares	7,103,721				8
Compensation related to employee stock option grants	357				357
BALANCE at Dec. 31, 2013	$ (13,983)				$ 362,948				$ 3,588			$ (374,875)						$ (5,644)
BALANCE, shares at Dec. 31, 2013	31,095,335				31,095,000

[1]	Represents an amount less than a thousand.